Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
9.	FAIR VALUE MEASUREMENTS

Effective from January 1, 2008, the Company adopted ASC Topic 820, Fair Value Measurement and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC Topic 820 defines fair value as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2015:

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2014 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,429	—	—	2,429
- Gaming, entertainment and tourist-related	3,301	—	—	3,301
- Property development and investment	5,872	—	—	5,872
- Others	—	—	—	—

	11,602	—	—	11,602

- Equity securities listed in Singapore
- Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	19,030	—	—	19,030

	30,632	—	—	30,632

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	19,737	—	—	19,737

Total	50,369	—	—	50,369

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2015 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,190	—	—	2,190
- Gaming, entertainment and tourist-related	2,635	—	—	2,635
- Property development and investment	5,067	—	—	5,067
- Others	—	—	—	—

	9,892	—	—	9,892

- Equity securities listed in Singapore
-Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	17,155	—	—	17,155

	27,047	—	—	27,047

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	17,786	—	—	17,786

Total	44,833	—	—	44,833